Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consist of the following (in thousands):

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Accrued wages and benefits	$444	$1,828	$2,486
Accrued clinical expenses	204	1,080	1,329
Accrued operating expenses	891	1,057	1,337
Deferred revenue	88	237	493
Accrued cost of equity raise	—	264	—
Accrued consulting costs	2,000	515	—
Accrued R&D licensing fees	—	12,988	5,913
Accrued interest	—	987	—
Accrued inventory purchases	—	—	8,705
Other accrued expenses	—	—	1,331

Total accrued expenses	$3,627	$18,956	$21,594